Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets
Fixed maturity securities available for sale, amortized cost	$ 216,623	$ 122,949	$ 102,301
Equity securities, cost	$ 21,213	$ 27,188	$ 19,569
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	23,468,750	17,000,000	17,000,000
Common stock, shares outstanding	23,468,750	17,000,000	17,000,000